Other Current Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Receivables [Abstract]
Summary Of Other Current Receivables

	2024	2023
Value added tax	6,169	8,954
Advance payments to vendors	1,158	1,788
Short-term derivatives	—	857
Other	8,411	22,221
Total	15,738	33,820